Basis of preparation of the financial statements - Presentation currency (Details)	12 Months Ended
	Dec. 31, 2020 R$ / $	Dec. 31, 2020 R$ / $ R$ / €	Dec. 31, 2020 R$ / $ R$ / $	Dec. 31, 2019 R$ / $	Dec. 31, 2019 R$ / $ R$ / €	Dec. 31, 2019 R$ / $ R$ / $	Dec. 31, 2018 R$ / $	Dec. 31, 2018 R$ / $ R$ / €	Dec. 31, 2018 R$ / $ R$ / $	Dec. 31, 2020 R$ / €	Dec. 31, 2020 R$ / $	Dec. 31, 2019 R$ / €	Dec. 31, 2019 R$ / $	Dec. 31, 2018 R$ / €	Dec. 31, 2018 R$ / $
Exchange rates used to translate operations
Closing rate	5.1967	5.1967	5.1967	4.0307	4.0307	4.0307	3.8748	3.8748	3.8748	6.3779	4.0771	4.5305	3.1034	4.4390	2.8451
Average rate	5.1578	5.8989	3.8480	3.9461	4.4159	2.9746	3.6558	4.3094	2.8190